Financial Instruments - Summary of Balanced View of Liquidity and Financial Indebtedness (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Cash and cash equivalents		₨ 121,974	$ 1,428	₨ 96,953	₨ 91,880
Investments - current		411,474		311,171
Loans, borrowings and bank overdrafts	[1]	(161,817)		(141,466)
Net cash position		₨ 371,631		₨ 266,658

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.